Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Gaming operations	$ 42,849		$ 38,877		$ 125,040		$ 117,093		$ 154,857	$ 117,013	$ 68,981
Equipment sales	13,591		2,331		29,254		6,968		11,949	6,279	3,159
Total revenues	56,440		41,208		154,294		124,061		166,806	123,292	72,140
Operating expenses
Cost of gaming operations	7,344	[1]	6,711	[1]	21,794	[1]	19,627	[1]	26,736	23,291	14,169
Cost of equipment sales	6,330	[1]	698	[1]	14,326	[1]	4,244	[1]	6,237	1,548	1,607
Selling, general and administrative	9,742		12,970		30,368		36,654		46,108	40,088	19,456
Research and development	6,467		6,675		17,912		16,517		21,346	14,376	4,856
Write downs and other charges	490		1,852		2,655		2,153		3,262	11,766	7,068
Depreciation and amortization	16,931		19,419		53,598		60,527		80,181	61,662	33,405
Total operating expenses	47,304		48,325		140,653		139,722		183,870	152,731	80,561
Income (loss) from operations	9,136		(7,117)		13,641		(15,661)		(17,064)	(29,439)	(8,421)
Other (income) expense
Interest expense	12,666		14,903		42,380		44,151		59,963	41,642	17,235
Interest income	(25)		(12)		(80)		(51)		(57)	(82)	(42)
Loss on extinguishment and modification of debt	0		0		8,129		0
Other (income) expense	(467)		392		(4,805)		6,314		7,404	3,635	573
Loss before income taxes	(3,038)		(22,400)		(31,983)		(66,075)		(84,374)	(74,634)	(26,187)
Income tax (expense) benefit	(1,052)		1,165		(4,603)		4,935		3,000	36,089	(2,189)
Net loss	(4,090)		(21,235)		(36,586)		(61,140)		(81,374)	(38,545)	(28,376)
Foreign currency translation adjustment	(498)		(208)		707		(2,137)		(2,735)	(2,099)	289
Total comprehensive loss	$ (4,588)		$ (21,443)		$ (35,879)		$ (63,277)		$ (84,109)	$ (40,644)	$ (28,087)
Basic and diluted loss per common share:
Basic (in dollars per share)	$ (0.27)		$ (1.42)		$ (2.45)		$ (4.09)		$ (5.45)	$ (2.98)	$ (2.84)
Diluted (in dollars per share)	$ (0.27)		$ (1.42)		$ (2.45)		$ (4.09)		$ (5.45)	$ (2.98)	$ (2.84)
Weighted average common shares outstanding:
Basic (in shares)	14,932		14,932		14,932		14,932		14,932	12,918	10,000
Diluted (in shares)	14,932		14,932		14,932		14,932		14,932	12,918	10,000
Pro Forma Basis and dilued loss per common share (Unaudited):
Basic (in dollars per share)	$ (0.18)		$ (0.91)		$ (1.58)		$ (2.63)		$ (3.51)	$ (1.92)	$ (1.83)
Diluted (in dollars per share)	$ (0.18)		$ (0.91)		$ (1.58)		$ (2.63)		$ (3.51)	$ (1.92)	$ (1.83)
Weighted average shares, Basic (in shares)	23,209		23,209		23,209		23,209		23,209	20,078	15,543
Weighted average shares, Diluted (in shares)	23,209		23,209		23,209		23,209		23,209	20,078	15,543

[1]	Exclusive of depreciation and amortization